Income Tax - Schedule of Reconciliation of Effective Tax Rate (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Accounting profit before income tax	€ 160,288	€ 189,553	€ 187,641
Statutory income tax rate of 27.9%	44,720	52,885	52,202
Prior years taxes	(841)	(1,932)	215
DTA not recognized on tax losses carry-forward for the current fiscal year	1,770	1,854	750
DTA recognized on tax losses carry-forward from previous years	(1,272)	(2,810)
Tax effect on distributed dividends	507	827
Tax effect on unremitted earnings			1,488
Tax grants/not taxable items	(2,774)	(5,097)	(8,477)
Different foreign tax rate effect	412	(2,244)	(1,553)
DTA/DTL effect previous years		380
Income tax expense reported in the statement of profit or loss	€ 42,522	€ 43,863	€ 44,625